Investment in Smart Crypto Fund SP at fair value through profit and loss (Tables)	9 Months Ended
Sep. 30, 2026
Investment In Smart Crypto Fund Sp At Fair Value Through Profit And Loss
Schedule of investment in the smart crypto fund SP

The continuity of the investment in the Smart Crypto Fund SP, at FVTPL for the three months ended September 30, 2026 is as follows:

September 30, 2026
Opening Balance	$-
Subscription	10,002,073
Net change in unrealized gain (loss)	(1,700)
Closing Balance	$10,000,373